Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002

Dear Shareholder:

During the 12 months ended October 31, 2002, U.S. economic indicators fluctuated between stronger and weaker growth. The economy continued to recover from recession and the aftermath of September 11. Real gross domestic product (GDP) accelerated to an annual rate of 5.0 percent in the first quarter of 2002. In the spring, the economy began to send mixed signals and the recovery lost momentum. Weakness in manufacturing and capital spending combined with corporate-accounting scandals and geopolitical turmoil to slow GDP to a 1.3 percent annual rate in the second quarter. The strongest consumer spending of the year and the restocking of inventories led to 4.0 percent annual growth in the third quarter.

As the economy gained strength in the first few months of 2002, a general consensus developed that the Federal Reserve Board would begin to tighten monetary policy and raise short-term interest rates. The bond market reacted to these concerns in March and yields rose. By late spring, however, the consensus shifted to favoring bonds as labor market and capital-spending indicators remained soft and new disclosures on corporate ethics spurred a flight to quality. Most importantly, the Federal Reserve changed its monetary policy bias from neutral toward one of easing. The market's expectations of eventual rate hikes were scaled back and bonds rallied. A mid October surge in the equity markets created a downdraft in bond prices. However, renewed concerns about the economy helped bond prices improve by month-end. On November 6, 2002, the Federal Reserve lowered the federal funds rate from 1.75 to 1.25 percent. This marked the first change by the central bank in nearly one year.

Municipal Market Conditions

The economic environment and unsettled equity markets lowered municipal yields to levels last seen in the 1960s. The yield on the 30-year insured municipal bond index ranged from a high of 5.43 percent in March to a low of 4.74 percent in September. The index yield stood at 4.96 percent at the end of October 2002. Throughout the period the slope of the municipal yield curve remained steep. The yield pickup for extending maturities from 1 to 30 years averaged 350 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. The ratio of 30-year insured municipal bond yields to 30-year Treasuries fell from 98 percent in December 2001 to 94 percent in March. As municipals lagged the summer rally in Treasuries, the ratio jumped to 102 percent in September but declined to 99 percent by the end of October. These levels imply that municipals are cheap relative to Treasuries.

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

State and local governments took advantage of lower interest rates to refinance outstanding debt in a manner similar to homeowners refinancing their mortgages. Refinancing activity contributed to a surge in municipal bond underwriting, and long-term volume increased 27 percent to a record $292 billion in the first ten months of 2002. Refunding issues represented almost one-quarter of the total. Issuance is on track to raise calendar year 2002's volume to more than $325 billion. California issuers accounted for 13 percent of national volume.


[30-YEAR BOND PERFORMANCE GRAPH]

                         30-YEAR BOND YIELDS 1997-2002

                      Insured            U.S.              Insured Municipal
                     Municipal         Treasury          Yields/U.S. Treasury
                       Yields           Yields              Yields (Ratio)
                       5.60%             6.63%                   84.46%
1997                   5.70              6.79                    83.95
                       5.65              6.80                    83.09
                       5.90              7.10                    83.10
                       5.75              6.94                    82.85
                       5.65              6.91                    81.77
                       5.60              6.78                    82.60
                       5.25              6.29                    83.47
                       5.48              6.61                    82.90
                       5.40              6.40                    84.38
                       5.35              6.15                    86.99
                       5.30              6.05                    87.60
                       5.15              5.92                    86.99
1998                   5.15              5.80                    88.79
                       5.20              5.92                    87.84
                       5.25              5.93                    88.53
                       5.35              5.95                    89.92
                       5.20              5.80                    89.66
                       5.20              5.65                    92.04
                       5.18              5.71                    90.72
                       5.03              5.27                    95.45
                       4.95              5.00                    99.00
                       5.05              5.16                    97.87
                       5.00              5.06                    98.81
                       5.05              5.10                    99.02
1999                   5.00              5.09                    98.23
                       5.10              5.58                    91.40
                       5.15              5.63                    91.47
                       5.20              5.66                    91.87
                       5.30              5.83                    90.91
                       5.47              5.96                    91.78
                       5.55              6.10                    90.98
                       5.75              6.06                    94.88
                       5.85              6.05                    96.69
                       6.03              6.16                    97.89
                       6.00              6.29                    95.39
                       5.97              6.48                    92.13
2000                   6.18              6.49                    95.22
                       6.04              6.14                    98.37
                       5.82              5.83                    99.83
                       5.91              5.96                    99.16
                       5.91              6.01                    98.34
                       5.84              5.90                    98.98
                       5.73              5.78                    99.13
                       5.62              5.67                    99.12
                       5.74              5.89                    97.45
                       5.65              5.79                    97.58
                       5.55              5.61                    98.93
                       5.27              5.46                    96.52
2001                   5.30              5.50                    96.36
                       5.27              5.31                    99.25
                       5.26              5.44                    96.69
                       5.45              5.79                    94.13
                       5.40              5.75                    93.91
                       5.35              5.76                    92.88
                       5.16              5.52                    93.48
                       5.07              5.37                    94.41
                       5.20              5.42                    95.94
                       5.04              4.87                   103.49
                       5.17              5.29                    97.73
                       5.36              5.47                    97.99
2002                   5.22              5.43                    96.13
                       5.14              5.42                    94.83
                       5.43              5.80                    93.62
                       5.30              5.59                    94.81
                       5.29              5.62                    94.13
                       5.27              5.51                    95.64
                       5.12              5.30                    96.60
                       5.00              4.93                   101.42
                       4.74              4.67                   101.50
                       4.92              4.99                    98.60

Source: Municipal Market Data -- A Division of Thomson Financial Municipal Group and Bloomberg L.P.

Performance

The net asset value (NAV) of Morgan Stanley Insured California Municipal Securities (ICS) decreased from $16.00 to $15.56 per share for the 12 months ended October 31, 2002. Based on this change, plus the reinvestment of tax-free dividends totaling $0.7175 per share, a short-term capital gain distribution of $0.0352 per share and a long-term capital gain distribution of $0.3698 per share, the Trust's total NAV return was 4.93 percent. ICS's value on the New York Stock Exchange (NYSE) decreased from $15.29 to $14.15 per share during the same period. Based on this change plus reinvestment of dividends and distributions, ICS's total market return

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

was -0.14 percent. On October 31, 2002, ICS's NYSE market price was at a 9.1 percent discount to its NAV.

Monthly dividends for the fourth quarter of 2002 were declared in September. Beginning with the October payment, the monthly dividend was decreased from $0.0600 to $0.0575 per share. The new dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.128 per share on October 31, 2002, versus $0.114 per share last year.

Portfolio Structure

The Trust's net assets of $61 million were diversified among 12 long-term sectors and 33 credits. At the end of October, the portfolio's average maturity was 20 years. Average duration, a measure of sensitivity to interest-rate changes, was 4.5 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost
(book) yields are also shown.

Looking Ahead

The Federal Reserve Board's cautious approach toward an eventual rate tightening earlier this year helped stabilize the fixed-income markets. In fact, the Fed's current willingness to be accommodative resulted in a major bond rally during the second and third calendar quarters. We believe that the yields on tax-exempt securities continue to favor municipal bonds as an attractive choice for tax-conscious investors. For many investors, the taxable equivalent yields available on municipal bonds offer a significant advantage.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley Insured California Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President and CEO

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF OCTOBER 31, 2002
(% OF NET ASSETS)

WATER & SEWER                                      21%
TAX ALLOCATION                                     16%
GENERAL OBLIGATION                                 14%
MORTGAGE                                           11%
TRANSPORTATION                                      9%
REFUNDED                                            9%
ELECTRIC                                            7%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT ENHANCEMENTS PIE CHART]

CREDIT ENHANCEMENTS AS OF OCTOBER 31, 2002
(% OF LONG-TERM PORTFOLIO)

AMBAC                                             30%
MBIA                                              25%
FSA                                               22%
FGIC                                              18%
CONNIE LEE                                         3%
US GOV'T BACKED                                    2%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

(DISTRIBUTION BY MATURITY BAR GRAPH)

                            DISTRIBUTION BY MATURITY
                           (% OF LONG-TERM PORTFOLIO)


                                                          WEIGHTED AVERAGE
                                                         MATURITY: 20 YEARS

1-5 YEARS                                                        0.0%
5-10 YEARS                                                       0.0%
10-15 YEARS                                                     12.8%
15-20 YEARS                                                     34.5%
20-30 YEARS                                                     52.7%
30+ YEARS                                                        0.0%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured California Municipal Securities
LETTER TO THE SHAREHOLDERS - OCTOBER 31, 2002 continued


                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                                OCTOBER 31, 2002


                                                    WEIGHTED AVERAGE
                                                CALL PROTECTION: 5 YEARS
                        PERCENT CALLABLE

2002                                                                0.0%
2003                                                               22.0%
2004                                                               31.0%
2005                                                                2.0%
2006                                                                0.0%
2007                                                                0.0%
2008                                                                2.0%
2009                                                                3.0%
2010                                                                2.0%
2011                                                               19.0%
2012+                                                              19.0%


                                                    WEIGHTED AVERAGE
                                                    BOOK YIELD: 5.8%
                        COST (BOOK) YIELD*

2002
2003                                                              6.1%
2004                                                              6.3%
2005                                                              6.3%
2006
2007
2008                                                              6.2%
2009                                                              5.9%
2010                                                              5.6%
2011                                                              5.2%
2012+                                                             5.0%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE TRUST IS EARNING A BOOK YIELD OF 6.1% ON 22% OF THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2003.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley Insured California Municipal Securities
RESULTS OF ANNUAL MEETING

                             *         *         *

On June 19, 2002, an annual meeting of the Trust's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

(1) Election of Trustees:

Michael Bozic
For..................................................   3,253,081
Withheld.............................................      36,698
Charles A. Fiumefreddo
For..................................................   3,257,796
Withheld.............................................      31,983
James F. Higgins
For..................................................   3,258,043
Withheld.............................................      31,736

The following Trustees were not standing for reelection at this meeting:
Edwin J. Garn, Wayne E. Hedien, Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder.

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (97.5%)
            General Obligation (14.3%)
 $ 3,000    California, Various Purpose Dtd 03/01/94 (FSA)**...........   5.50%   03/01/20    $ 3,147,540
   2,000    Los Angeles Community College District, Election 2001 Ser A
              (MBIA)...................................................   5.00    06/01/26      2,012,520
   1,000    San Diego Unified School District, 2002 Ser D (FGIC).......   5.25    07/01/24      1,040,680
   1,000    Tahoe Truckee Unified School District, District No. 1 2001
              Refg (MBIA)..............................................   5.50    08/01/18      1,128,840
   1,375    Upland School District, Election of 2000 Ser 2001 B
              (FSA)....................................................   0.00+   08/01/25      1,351,460
 -------                                                                                      -----------
   8,375                                                                                        8,681,040
 -------                                                                                      -----------
            Educational Facilities Revenue (2.7%)
   1,500    California Educational Facilities Authority, National
 -------      University Ser 1994 (Connie Lee).........................   6.20    05/01/21      1,612,965
                                                                                              -----------
            Electric Revenue (6.9%)
   1,000    Anaheim Public Financing Authority, Generation Refg Ser
              2002-B (FSA).............................................   5.25    10/01/18      1,069,340
   1,000    Los Angeles Department of Water & Power, 2001 Ser A
              (FSA)....................................................   5.25    07/01/21      1,041,610
   1,000    Modesto Irrigation District, Ser 2001 A COPs (FSA).........   5.00    07/01/31      1,003,580
   1,000    Southern California Public Power Authority, Transmission
              Refg Ser 2002 A (FSA)....................................   5.25    07/01/18      1,066,280
 -------                                                                                      -----------
   4,000                                                                                        4,180,810
 -------                                                                                      -----------
            Hospital Revenue (3.5%)
   2,000    California Statewide Communities Development Authority,
 -------      Sharp Health Care COPs (MBIA)............................   6.00    08/15/24      2,159,480
                                                                                              -----------
            Mortgage Revenue - Multi-Family (5.3%)
   3,000    Los Angeles Community Redevelopment Agency, 1994 Ser A
 -------      (Ambac)..................................................   6.45    07/01/17      3,226,530
                                                                                              -----------
            Mortgage Revenue - Single Family (5.2%)
   2,000    California Department of Veterans Affairs, Home Purchase
              2002 Ser A (Ambac).......................................   5.35    12/01/27      2,086,300
   1,015    California Housing Financing Agency, 1995 Ser B (AMT)
              (Ambac)..................................................   6.25    08/01/14      1,080,559
 -------                                                                                      -----------
   3,015                                                                                        3,166,859
 -------                                                                                      -----------
            Public Facilities Revenue (1.7%)
   1,000    Glendale Unified School District, 1994 Ser A COPs
              (Ambac)..................................................   6.00    03/01/19      1,062,460
 -------                                                                                      -----------
            Resource Recovery Revenue (3.5%)
   2,000    Sacramento Financing Authority, 1999 Solid Waste & Redev
              (Ambac)..................................................   5.75    12/01/22      2,156,740
 -------                                                                                      -----------

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------

            Tax Allocation Revenue (15.8%)
 $ 2,000    Bay Area Government Association, Pool 1994 Ser A (FSA).....   6.00%   12/15/24    $ 2,190,460
   2,000    Brea Redevelopment Agency, 1993 Refg Ser AB (MBIA).........   5.75    08/01/23      2,077,820
   3,000    Corona Redevelopment Agency, Area A 1994 Refg Ser A
              (FGIC)...................................................   6.25    09/01/13      3,274,110
   1,000    Long Beach Bond Finance Authority, Downtown, North Long
              Beach, Poly High and West Beach Project Areas 2002 Ser A
              (Ambac)..................................................   5.375   08/01/21      1,054,640
   1,000    South Orange County Public Financing District #88-1, 1994
              Ser A (MBIA).............................................   6.00    09/01/18      1,049,270
 -------                                                                                      -----------
   9,000                                                                                        9,646,300
 -------                                                                                      -----------
            Transportation Facilities Revenue (9.2%)
            San Francisco Airports Commission, San Francisco Int'l
              Airport
   1,000      Second Ser Refg Issue 4 (MBIA)...........................   6.00    05/01/20      1,035,090
   1,500      Second Ser Refg Issue 2 (MBIA)...........................   6.75    05/01/20      1,563,120
   1,000    San Francisco Bay Area Rapid Transit District, Sales Tax
              Ser 1998 (Ambac).........................................   4.75    07/01/23        979,310
   2,000    San Jose Airport, Ser 2001 A (FGIC)........................   5.00    03/01/25      2,012,060
 -------                                                                                      -----------
   5,500                                                                                        5,589,580
 -------                                                                                      -----------
            Water & Sewer Revenue (20.8%)
   1,500    California Department of Water Resources, Central Valley
              Project Ser Y (FGIC) (WI)................................   5.25    12/01/19      1,560,300
   2,000    East Bay Municipal Utility District, Water Ser 2001
              (MBIA)...................................................   5.00    06/01/26      2,012,400
   2,900    Garden Grove Public Finance Authority, Water Ser 1993
              (FGIC)...................................................   5.50    12/15/23      3,019,915
   2,000    Los Angeles, Wastewater Refg Ser 1993 A (MBIA).............   5.70    06/01/20      2,067,840
   2,000    Sacramento Financing Authority, Water & Capital Improvement
              2001 Ser A (Ambac).......................................   5.00    12/01/26      2,012,400
   2,000    San Francisco Public Utilities Commission, Water 2001 Refg
              Ser A (FSA)..............................................   5.00    11/01/31      2,010,080
 -------                                                                                      -----------
  12,400                                                                                       12,682,935
 -------                                                                                      -----------
            Refunded (8.6%)
   2,000    Anaheim, Anaheim Memorial Hospital Association COPs (Ambac)
              (ETM)....................................................   5.125   05/15/20      2,050,120
   2,000    Cerritos Public Financing Authority, Los Coyotes Redev Ser
              1993 A (Ambac)...........................................   5.75    11/01/03++    2,086,320
   1,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)....................................................   5.50    10/01/32      1,071,230
 -------                                                                                      -----------
   5,000                                                                                        5,207,670
 -------                                                                                      -----------
  56,790    Total California Tax-Exempt Municipal Bonds (Cost $55,447,867).................    59,373,369
 -------                                                                                      -----------

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2002 continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------

            California Short-Term Tax-Exempt Municipal Obligations
              (3.4%)
 $ 1,165    California Statewide, Communities Development Authority,
              Citrus Valley Health COPs (MBIA) (Demand 11/01/02).......   1.95*%  04/01/28    $ 1,165,000
     900    Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992
 -------      (Demand 11/01/02)........................................   1.98*   10/01/22        900,000
                                                                                              -----------
   2,065    Total California Short-Term Tax-Exempt Municipal Obligations (Cost
            $2,065,000)....................................................................     2,065,000
 -------                                                                                      -----------
 $58,855    Total Investments (Cost $57,512,867) (a)....................            100.9%     61,438,369
 =======
            Liabilities in Excess of Other Assets.......................             (0.9)       (575,931)
                                                                                     -----    -----------
            Net Assets Applicable to Common Shareholders................            100.0%    $60,862,438
                                                                                    =====     ===========

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    WI      Security purchased on a "when-issued" basis.
    +       Currently a zero coupon security; will convert to 5.125% on
            August 1, 2003.
    ++      Prerefunded to call date shown.
    *       Current coupon of variable rate demand obligation.
    **      A portion of this security is segregated in connection with the purchase of a "when-issued" security.
   (a)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes.
            The aggregate gross and net unrealized appreciation is
            $3,925,502.

Bond Insurance:
---------------
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2002

Assets:
Investments in securities, at value
  (cost $57,512,867).................  $61,438,369
Cash.................................       61,057
Interest receivable..................      988,593
Prepaid expenses.....................        2,605
                                       -----------
    Total Assets.....................   62,490,624
                                       -----------
Liabilities:
Payable for:
    Investments purchased............    1,552,400
    Investment management fee........       20,022
    Common shares of beneficial
      interest repurchased...........        7,090
Accrued expenses.....................       48,674
                                       -----------
    Total Liabilities................    1,628,186
                                       -----------
Preferred shares of beneficial
  interest (1,000,000 shares
  authorized of non-participating
  $.01 par value, none issued).......      --
                                       -----------
    Net Assets Applicable to Common
      Shareholders...................  $60,862,438
                                       ===========
Composition of Net Assets Applicable
  to Common Shareholders:
Common shares of beneficial interest
  (unlimited shares authorized of
  $.01 par value, 3,911,313 shares
  outstanding).......................  $55,460,182
Net unrealized appreciation..........    3,925,502
Accumulated undistributed net
  investment income..................      502,037
Accumulated undistributed net
  realized gain......................      974,717
                                       -----------
    Net Assets Applicable to Common
      Shareholders...................  $60,862,438
                                       ===========
Net Asset Value Per Common Share,
  ($60,862,438 divided by 3,911,313
  common shares outstanding).........        $15.56
                                       ============

Statement of Operations
For the year ended October 31, 2002

Net Investment Income:

Interest Income.......................  $ 3,181,279
                                        -----------
Expenses
Investment management fee.............      213,100
Professional fees.....................       47,264
Transfer agent fees and expenses......       19,452
Shareholder reports and notices.......       18,713
Registration fees.....................       14,901
Trustees' fees and expenses...........       11,628
Custodian fees........................        3,968
Other.................................        6,693
                                        -----------
    Total Expenses....................      335,719
Less: expense offset..................       (3,957)
                                        -----------
    Net Expenses......................      331,762
                                        -----------
    Net Investment Income.............    2,849,517
                                        -----------
Net Realized and Unrealized Gain
  (Loss):
Net realized gain.....................    1,023,964
Net change in unrealized
  appreciation........................   (1,235,447)
                                        -----------
    Net Loss..........................     (211,483)
                                        -----------
Net Increase..........................  $ 2,638,034
                                        ===========

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                                FOR THE YEAR      FOR THE YEAR
                                                                   ENDED              ENDED
                                                              OCTOBER 31, 2002   OCTOBER 31, 2001
                                                              ----------------   ----------------

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................    $ 2,849,517        $ 3,125,610
Net realized gain...........................................      1,023,964          1,572,143
Net change in unrealized appreciation.......................     (1,235,447)         1,227,507
                                                                -----------        -----------
    Net Increase............................................      2,638,034          5,925,260
                                                                -----------        -----------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................     (2,963,583)        (2,991,703)
Net realized gain...........................................     (1,459,019)          --
                                                                -----------        -----------
    Total Dividends and Distributions.......................     (4,422,602)        (2,991,703)
                                                                -----------        -----------

Decrease from transactions in common shares of beneficial
  interest..................................................       (503,028)        (1,143,544)
                                                                -----------        -----------

    Net Increase (Decrease).................................     (2,287,596)         1,790,013
Net Assets:
Beginning of period.........................................     63,150,034         61,360,021
                                                                -----------        -----------
End of Period
(Including accumulated undistributed net investment income
of $502,037 and $422,132, respectively).....................    $60,862,438        $63,150,034
                                                                ===========        ===========

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002

1. Organization and Accounting Policies

Morgan Stanley Insured California Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from both federal and California income taxes. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 continued

these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2002 aggregated $11,126,205 and $11,797,345, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At October 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $3,100.

4. Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 continued

Upon issuance, the Trust will be subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of October 31, 2002, there were no preferred shares outstanding.

5. Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                                       EXCESS OF
                                                               SHARES     PAR VALUE    PAR VALUE
                                                              ---------   ---------   -----------
Balance, October 31, 2000...................................  4,025,613    $40,256    $57,030,973
Treasury shares purchased and retired (weighted average
  discount 7.85%)*..........................................    (79,600)      (796)    (1,142,748)
Reclassification due to permanent book/tax differences......     --          --            35,310
                                                              ---------    -------    -----------
Balance, October 31, 2001...................................  3,946,013     39,460     55,923,535
Treasury shares purchased and retired (weighted average
  discount 6.18%)*..........................................    (34,700)      (347)      (502,681)
Reclassification due to permanent book/tax differences......     --          --               215
                                                              ---------    -------    -----------
Balance, October 31, 2002...................................  3,911,313    $39,113    $55,421,069
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

6. Federal Income Tax Status

As of October 31, 2002, the Trust had temporary book/tax differences attributable to book amortization of discount on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Trust. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $49,246, paid-in-capital was credited $215 and accumulated undistributed net investment income was credited $49,031.

Morgan Stanley Insured California Municipal Securities
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2002 continued

7. Dividends to Common Shareholders

On September 24, 2002, the Trust declared the following dividends from net investment income:

 AMOUNT         RECORD            PAYABLE
PER SHARE        DATE              DATE
---------  ----------------  -----------------
$0.0575    November 8, 2002  November 22, 2002
$0.0575    December 6, 2002  December 20, 2002

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9. Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At October 31, 2002, the Trust did not hold positions in residual interest bonds.

10. Change in Accounting Policy

Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Trust, but resulted in a $144,940 increase in the cost of securities and a corresponding increase in undistributed net investment income based on securities held as of October 31, 2001.

The effect of this change for the year ended October 31, 2002 was to decrease net investment income by $75,442; increase unrealized appreciation by $26,196; and increase net realized gains by $49,246. The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change.

Morgan Stanley Insured California Municipal Securities

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED OCTOBER 31
                                                              ----------------------------------------------------
                                                                2002       2001       2000       1999       1998
                                                              --------   --------   --------   --------   --------

Selected Per Share Data:
Net asset value, beginning of period........................   $16.00     $15.24    $ 14.42    $ 16.00     $15.50
                                                               ------     ------    -------    -------     ------
Income (loss) from investment operations:
    Net investment income*..................................     0.69(2)    0.78       0.76       0.74       0.76
    Net realized and unrealized gain (loss).................    (0.01)(2)   0.71       0.77      (1.43)      0.52
                                                               ------     ------    -------    -------     ------
Total income (loss) from investment operations..............     0.68       1.49       1.53      (0.69)      1.28
                                                               ------     ------    -------    -------     ------
Less dividends and distributions from:
    Net investment income...................................    (0.72)     (0.75)     (0.75)     (0.75)     (0.78)
    Net realized gain.......................................    (0.41)        --         --      (0.16)        --
                                                               ------     ------    -------    -------     ------
Total dividends and distributions...........................    (1.13)     (0.75)     (0.75)     (0.91)     (0.78)
                                                               ------     ------    -------    -------     ------
Anti-dilutive effect of acquiring treasury shares*..........     0.01       0.02       0.04       0.02         --
                                                               ------     ------    -------    -------     ------
Net asset value, end of period..............................   $15.56     $16.00    $ 15.24    $ 14.42     $16.00
                                                               ======     ======    =======    =======     ======
Market value, end of period.................................   $14.15     $15.29    $13.375    $12.938     $15.25
                                                               ======     ======    =======    =======     ======
Total Return+...............................................    (0.14)%    20.34%      9.34%     (9.83)%    11.71%
Ratios to Average Net Assets:
Expenses (before expense offset)............................     0.55%(1)   0.57%(1)   0.56%(1)   0.58%(1)   0.58%(1)
Net investment income.......................................     4.68%(2)   5.01%      5.18%      4.80%      4.84%
Supplemental Data:
Net assets, end of period, in thousands.....................  $60,862    $63,150    $61,360    $59,774    $67,178
Portfolio turnover rate.....................................       19%        22%        14%         9%        12%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Does not reflect the effect of expense offset of 0.01%.
    (2) Effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain or loss per share by $0.02 and decrease the ratio of net investment income to average net assets by 0.12%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.

                       See Notes to Financial Statements

Morgan Stanley Insured California Municipal Securities
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of

Morgan Stanley Insured California Municipal Securities:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Insured California Municipal Securities (the "Trust"), including the portfolio of investments, as of October 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Insured California Municipal Securities as of October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 9, 2002
      --------------------------------------------------------------------

                      2002 FEDERAL TAX NOTICE (UNAUDITED)

         During the year ended October 31, 2002, the Trust paid to its shareholders $0.69 per share from tax-exempt income and $0.37 per share from long-term capital gains.

Morgan Stanley Insured California Municipal Securities

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:
                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  ------------
Michael Bozic (61)                     Trustee      Since April     Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        1994            Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly Vice Chairman
1675 Broadway                                                       of Kmart Corporation (December
New York, NY                                                        1998- October 2000), Chairman and
                                                                    Chief Executive Officer of Levitz
                                                                    Furniture Corporation (November
                                                                    1995-November 1998) and President
                                                                    and Chief Executive Officer of
                                                                    Hills Department Stores (May
                                                                    1991-July 1995); formerly variously
                                                                    Chairman, Chief Executive Officer,
                                                                    President and Chief Operating
                                                                    Officer (1987-1991) of the Sears
                                                                    Merchandise Group of Sears, Roebuck
                                                                    & Co.

Edwin J. Garn (70)                     Trustee      Since January   Director or Trustee of the Morgan        129
c/o Summit Ventures LLC                             1993            Stanley Funds and the TCW/DW Term
1 Utah Center                                                       Trusts; formerly United States
201 S. Main Street                                                  Senator (R-Utah) (1974-1992) and
Salt Lake City, UT                                                  Chairman, Senate Banking Committee
                                                                    (1980-1986); formerly Mayor of Salt
                                                                    Lake City, Utah (1971-1974);
                                                                    formerly Astronaut, Space Shuttle
                                                                    Discovery (April 12-19, 1985); Vice
                                                                    Chairman, Huntsman Corporation
                                                                    (chemical company); member of the
                                                                    Utah Regional Advisory Board of
                                                                    Pacific Corp.

Wayne E. Hedien (68)                   Trustee      Since           Retired; Director or Trustee of the      129
c/o Mayer, Brown, Rowe & Maw                        September 1997  Morgan Stanley Funds and the TCW/DW
Counsel to the Independent Trustees                                 Term Trusts; formerly associated
1675 Broadway                                                       with the Allstate Companies
New York, NY                                                        (1966-1994), most recently as
                                                                    Chairman of The Allstate
                                                                    Corporation (March 1993-December
                                                                    1994) and Chairman and Chief
                                                                    Executive Officer of its wholly-
                                                                    owned subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Michael Bozic (61)                     Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw           Corporation.
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                     Director of Franklin Covey (time
c/o Summit Ventures LLC                management systems), BMW Bank of
1 Utah Center                          North America, Inc. (industrial
201 S. Main Street                     loan corporation), United Space
Salt Lake City, UT                     Alliance (joint venture between
                                       Lockheed Martin and the Boeing
                                       Company) and Nuskin Asia Pacific
                                       (multilevel marketing); member of
                                       the board of various civic and
                                       charitable organizations.

Wayne E. Hedien (68)                   Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe & Maw           (private mortgage insurance);
Counsel to the Independent Trustees    Trustee and Vice Chairman of The
1675 Broadway                          Field Museum of Natural History;
New York, NY                           director of various other business
                                       and charitable organizations.

Morgan Stanley Insured California Municipal Securities

TRUSTEE AND OFFICER INFORMATION continued

                                                                                                         Number of
                                                                                                         Portfolios
                                                                                                         in Fund
                                       Position(s)  Term of Office                                       Complex
      Name, Age and Address of          Held with   and Length of   Principal Occupation(s) During Past  Overseen by
         Independent Trustee           Registrant    Time Served*                 5 Years                Trustee**
-------------------------------------  -----------  --------------  -----------------------------------  -----------
Dr. Manuel H. Johnson (53)             Trustee      Since July      Chairman of the Audit Committee and      129
c/o Johnson Smick International, Inc.               1991            Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                                       Stanley Funds and the TCW/DW Term
Washington, D.C.                                                    Trusts; Senior Partner, Johnson
                                                                    Smick International, Inc., a
                                                                    consulting firm; Co-Chairman and a
                                                                    founder of the Group of Seven
                                                                    Council (G7C), an international
                                                                    economic commission; formerly Vice
                                                                    Chairman of the Board of Governors
                                                                    of the Federal Reserve System and
                                                                    Assistant Secretary of the U.S.
                                                                    Treasury.

Michael E. Nugent (66)                 Trustee      Since July      Chairman of the Insurance Committee      207
c/o Triumph Capital, L.P.                           1991            and Director or Trustee of the
237 Park Avenue                                                     Morgan Stanley Funds and the TCW/DW
New York, NY                                                        Term Trusts; director/trustee of
                                                                    various investment companies
                                                                    managed by Morgan Stanley
                                                                    Investment Management Inc. and
                                                                    Morgan Stanley Investments LP
                                                                    (since July 2001); General Partner,
                                                                    Triumph Capital, L.P., a private
                                                                    investment partnership; formerly
                                                                    Vice President, Bankers Trust
                                                                    Company and BT Capital Corporation
                                                                    (1984-1988).


      Name, Age and Address of
         Independent Trustee           Other Directorships Held by Trustee
-------------------------------------  -----------------------------------
Dr. Manuel H. Johnson (53)             Director of NVR, Inc. (home
c/o Johnson Smick International, Inc.  construction); Chairman and Trustee
1133 Connecticut Avenue, N.W.          of the Financial Accounting
Washington, D.C.                       Foundation (oversight organization
                                       of the Financial Accounting
                                       Standards Board).

Michael E. Nugent (66)                 Director of various business
c/o Triumph Capital, L.P.              organizations.
237 Park Avenue
New York, NY

Morgan Stanley Insured California Municipal Securities

TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:
                                                                                                                    Number of
                                                                                                                    Portfolios
                                                                                                                    in Fund
                                     Position(s)       Term of Office                                               Complex
   Name, Age and Address of           Held with        and Length of                                                Overseen by
      Interested Trustee             Registrant         Time Served*   Principal Occupation(s) During Past 5 Years  Trustee**
------------------------------  ---------------------  --------------  -------------------------------------------  ------------
Charles A. Fiumefreddo (69)     Chairman and Trustee   Since July      Chairman and Trustee of the Morgan Stanley       129
c/o Morgan Stanley Trust                               1991            Funds and the TCW/DW Term Trusts; formerly
Harborside Financial Center,                                           Chairman, Chief Executive Officer and
Plaza Two,                                                             Director of the Investment Manager, the
Jersey City, NJ                                                        Distributor and Morgan Stanley Services,
                                                                       Executive Vice President and Director of
                                                                       Morgan Stanley DW, Chairman and Director of
                                                                       the Transfer Agent, and Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries (until June 1998) and Chief
                                                                       Executive Officer of the Morgan Stanley
                                                                       Fund and the TCW/DW Trusts (until September
                                                                       2002).

James F. Higgins (54)           Trustee                Since June      Senior Advisor of Morgan Stanley (since          129
c/o Morgan Stanley Trust                               2000            August 2000); Director of the Distributor
Harborside Financial Center,                                           and Dean Witter Realty Inc.; Director or
Plaza Two,                                                             Trustee of the Morgan Stanley Funds and the
Jersey City, NJ                                                        TCW/DW Term Trusts (since June 2000);
                                                                       previously President and Chief Operating
                                                                       Officer of the Private Client Group of
                                                                       Morgan Stanley (May 1999-August 2000),
                                                                       President and Chief Operating Officer of
                                                                       Individual Securities of Morgan Stanley
                                                                       (February 1997-May 1999).

Philip J. Purcell (59)          Trustee                Since April     Director or Trustee of the Morgan Stanley        129
1585 Broadway                                          1994            Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                           of the Board of Directors and Chief
                                                                       Executive Officer of Morgan Stanley and
                                                                       Morgan Stanley DW; Director of the
                                                                       Distributor; Chairman of the Board of
                                                                       Directors and Chief Executive Officer of
                                                                       Novus Credit Services Inc.; Director and/or
                                                                       officer of various Morgan Stanley
                                                                       subsidiaries.


   Name, Age and Address of       Other Directorships Held by
      Interested Trustee                    Trustee
------------------------------  --------------------------------
Charles A. Fiumefreddo (69)     None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)           None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)          Director of American Airlines,
1585 Broadway                   Inc. and its parent company, AMR
New York, NY                    Corporation.

---------------------

 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Insured California Municipal Securities

TRUSTEE AND OFFICER INFORMATION continued

Officers:
                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
Mitchell M. Merin (49)            President and    President       President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas       Chief Executive  since May 1999  Investment Management (since December 1998); President,
New York, NY                      Officer          and Chief       Director (since April 1997) and Chief Executive Officer
                                                   Executive       (since June 1998) of the Investment Manager and Morgan
                                                   Officer since   Stanley Services; Chairman, Chief Executive Officer and
                                                   September 2002  Director of the Distributor (since June 1998); Chairman
                                                                   (since June 1998) and Director (since January 1998) of the
                                                                   Transfer Agent; Director of various Morgan Stanley
                                                                   subsidiaries; President (since May 1999) and Chief Executive
                                                                   Officer (since September 2002) of the Morgan Stanley Funds and TCW/DW Term Trusts; Trustee of various Van Kampen
                                                                   investment companies (since December 1999); previously Chief
                                                                   Strategic Officer of the Investment Manager and Morgan
                                                                   Stanley Services and Executive Vice President of the
                                                                   Distributor (April 1997-June 1998), Vice President of the
                                                                   Morgan Stanley Funds (May 1997-April 1999), and Executive
                                                                   Vice President of Morgan Stanley.

Barry Fink (47)                   Vice President,  Since February  General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas       Secretary and    1997            (since December 2000) of Morgan Stanley Investment
New York, NY                      General Counsel                  Management; Managing Director (since December 2000), and
                                                                   Secretary and General Counsel (since February 1997) and
                                                                   Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (56)             Treasurer        Since April     First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                           1989            Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two,
Jersey City, NJ

Ronald E. Robison (63)            Vice President   Since October   Managing Director, Chief Administrative Officer and Director
1221 Avenue of the Americas                        1998            (since February 1999) of the Investment Manager and Morgan
New York, NY                                                       Stanley Services and Chief Executive Officer and Director of
                                                                   the Transfer Agent; previously Managing Director of the TCW
                                                                   Group Inc.

Joseph J. McAlinden (59)          Vice President   Since July      Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                        1995            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                       Inc. and Morgan Stanley Investments LP; Director of the
                                                                   Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                   Funds.

Francis Smith (37)                Vice President   Since           Vice President and Chief Financial Officer of the Morgan
c/o Morgan Stanley Trust          and Chief        September 2002  Stanley Funds and the TCW/DW Term Trusts (since September
Harborside Financial Center       Financial                        2002). Executive Director of the Investment Manager and
Plaza Two,                        Officer                          Morgan Stanley Services (since December 2001). Formerly,
Jersey City, NJ                                                    Vice President of the Investment Manager and Morgan Stanley
                                                                   Services (August 2000-November 2001), Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000) and
                                                                   Associate-Fund Administration at BlackRock Financial
                                                                   Management (July 1996-December 1997).

Morgan Stanley Insured California Municipal Securities

TRUSTEE AND OFFICER INFORMATION continued


                                                      Term of
                                    Position(s)      Office and
    Name, Age and Address of         Held with       Length of
       Executive Officer            Registrant      Time Served*           Principal Occupation(s) During Past 5 Years
--------------------------------  ---------------  --------------  ------------------------------------------------------------
James F. Willison (58)            Vice President   Since           Managing Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        Inception       Manager and/or its investment management affiliates for over
New York, New York                                                 5 years.

Joseph R. Arcieri (53)            Vice President   Since January   Executive Director and Portfolio Manager of the Investment
1221 Avenue of the Americas                        2002            Manager and/or its investment management affiliates for over
New York, New York                                                 5 years.

John R. Reynoldson (49)           Vice President   Since January   Executive Director and Portfolio Manager of the Investment
1 Parkview Plaza                                   2002            Manager and/or its investment management affiliates for over
Oakbrook Terrace, Illinois                                         5 years.

---------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

MORGAN STANLEY
INSURED CALIFORNIA
MUNICIPAL SECURITIES


Investments and services offered through Morgan Stanley DW Inc., member SIPC

Annual Report
October 31, 2002

38622RPT-9131K02-AS-11/02